Other assets and liabilities	12 Months Ended
Mar. 31, 2017
Other assets and liabilities

13. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2016 and 2017:

	2016	2017
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,718,769	1,564,295
Collateral provided for derivative transactions	884,651	973,404
Prepaid pension cost	612,102	682,592
Miscellaneous receivables	286,896	324,135
Margins provided for futures contracts	225,240	276,398
Security deposits	113,066	122,858
Loans held for sale	33,133	26,689
Other	823,033	1,021,958

Total	4,696,890	4,992,329

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,882,824	1,400,141
Guaranteed trust principal	623,904	683,324
Collateral accepted for derivative transactions	715,894	671,691
Miscellaneous payables	442,352	481,809
Margins accepted for futures contracts	334,925	307,066
Unearned income	144,903	134,666
Factoring amounts owed to customers	242,392	53,488
Other	1,089,529	1,294,340

Total	6,476,723	5,026,525

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, in respect of which the MHFG Group provides guarantees for the repayment of principal. See Note 25 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loans were made, which is being deferred and recognized in earnings as earned.